CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2022
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	Successor
OPERATING REVENUE:
TOTAL OPERATING REVENUE	$ 58,762	$ 578,602	$ 1,049,471
OPERATING EXPENSE:
Medical expense	66,877	592,465	1,057,224
Premium deficiency reserve	26,277	11,559	(11,461)
Corporate, general and administrative expense	16,983	100,243	157,284
Sales and marketing expense	364	1,818	5,096
Depreciation and amortization	7,149	1,575	87,289
Goodwill impairment	0		1,314,952
TOTAL OPERATING EXPENSE	117,650	707,660	2,610,384
OPERATING LOSS	(58,888)	(129,058)	(1,560,913)
OTHER INCOME (EXPENSE):
Interest expense, net	(851)	(9,824)	(11,404)
Mark-to-market of stock warrants	2,272	(7,665)	9,865
Other	(471)	147	2,757
TOTAL OTHER INCOME (EXPENSE)	950	(17,342)	1,218
LOSS BEFORE INCOME TAXES	(57,938)	(146,400)	(1,559,695)
PROVISION FOR INCOME TAXES			(1,862)
NET LOSS	(57,938)	(146,400)	(1,561,557)
LESS: NET LOSS ATTRIBUTABLE TO REDEEMABLE NON-CONTROLLING INTERESTS	(47,857)		(1,291,430)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ (10,081)	(146,400)	$ (270,127)
NET LOSS PER SHARE (BASIC)	$ (0.24)		$ (6.50)
NET LOSS PER SHARE (DILUTED)	$ (0.24)		$ (6.50)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (BASIC)	41,579		41,579
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (DILUTED)	41,579		41,579
Capitated revenue
OPERATING REVENUE:
TOTAL OPERATING REVENUE	$ 57,224	567,735	$ 1,034,800
Other patient service revenue
OPERATING REVENUE:
TOTAL OPERATING REVENUE	$ 1,538	$ 10,867	$ 14,671